Share-based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) shares $ / shares	Dec. 31, 2016 CAD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted	1,911,000	2,601,000
Options exercised	1,133,000	58,000
Performance share units settlement days	5 days
Expense from share-based payment transactions | $	$ 7,100	$ 3,682
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settled	887,792	59,000
Number of share options granted in share-based payment arrangement | shares	400,000	1,349,292
Weighted average fair value at measurement date share options granted | $	$ 791	$ 1,080
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settled | shares		306,000
Number of share options granted in share-based payment arrangement | shares	620,000	714,000
Weighted average fair value at measurement date share options granted | $	$ 791	$ 1,080
Weighted average fair value at measurement date share awards granted per share	$ 1.28	$ 0.38
Directors, executives and employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted | shares	1,910,500	2,601,000
Total fair value of options granted | $	$ 1,165	$ 442
Weighted average grant-date fair value	$ 0.61	$ 0.17
Options exercised	1,132,600
Weighted-average share price	$ 0.78
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum allowable under the plan	9.50%
Options exercisable period	Five years
Top of range [member] | Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance factor	250.00%
Performance share units settlement price per share	$ 2.25
Weighted average fair value at measurement date share awards granted per share	$ 2.33	$ 0.66
Top of range [member] | Independent directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum allowable under the plan for independent directors	1.00%
Bottom of range [member] | Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance factor	0.00%
Performance share units settlement price per share	$ 1.75